Summary Of Amortized Cost Of Mortgage Loans (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of the amortized cost of mortgage loans
Average recorded investment	$ 8.5	$ 18.0	$ 14.0